Regulatory Matters - Summary of Actual Capital Amounts and Ratios of Company and Bank (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual Amount	$ 86,544	$ 77,854
Tier 1 capital to risk-weighted assets, Actual Amount	79,519	71,939
Common equity tier 1 capital to risk-weighted assets, Actual Amount	79,519	71,939
Tier 1 capital to average assets, Actual Amount	$ 79,519	$ 71,939
Total capital to risk-weighted assets, Actual Ratio	15.30%	14.30%
Tier 1 capital to risk-weighted assets, Actual Ratio	14.10%	13.20%
Common equity tier 1 capital to risk-weighted assets, Actual Ratio	14.10%	13.20%
Tier 1 capital to average assets, Actual Ratio	9.90%	9.90%
Total capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	$ 45,209	$ 43,488
Tier 1 capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	33,907	32,616
Common equity tier I capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	25,430	24,462
Tier 1 capital to average assets, Minimum Required for Capital Adequacy Purposes Amount	$ 32,288	$ 29,025
Total capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	6.00%	6.00%
Common equity tier I capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	4.50%	4.50%
Tier 1 capital to average assets, Minimum Required for Capital Adequacy Purposes Ratio	4.00%	4.00%
Total capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	$ 56,511	$ 54,361
Tier 1 capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	45,209	43,488
Common equity tier I capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	36,732	35,334
Tier 1 capital to average assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	$ 40,359	$ 36,281
Total capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	10.00%	10.00%
Tier 1 capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	8.00%	8.00%
Common equity tier I capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	6.50%	6.50%
Tier 1 capital to average assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	5.00%	5.00%
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual Amount	$ 87,598	$ 78,968
Tier 1 capital to risk-weighted assets, Actual Amount	80,573	73,053
Common equity tier 1 capital to risk-weighted assets, Actual Amount	80,573	73,053
Tier 1 capital to average assets, Actual Amount	$ 80,573	$ 73,053
Total capital to risk-weighted assets, Actual Ratio	15.50%	14.50%
Tier 1 capital to risk-weighted assets, Actual Ratio	14.30%	13.40%
Common equity tier 1 capital to risk-weighted assets, Actual Ratio	14.30%	13.40%
Tier 1 capital to average assets, Actual Ratio	10.00%	10.10%
Total capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	$ 45,226	$ 43,500
Tier 1 capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	33,919	32,625
Common equity tier I capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Amount	25,439	24,469
Tier 1 capital to average assets, Minimum Required for Capital Adequacy Purposes Amount	$ 32,296	$ 29,031
Total capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	6.00%	6.00%
Common equity tier I capital to risk-weighted assets, Minimum Required for Capital Adequacy Purposes Ratio	4.50%	4.50%
Tier 1 capital to average assets, Minimum Required for Capital Adequacy Purposes Ratio	4.00%	4.00%
Total capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	$ 56,532	$ 54,375
Tier 1 capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	45,226	43,500
Common equity tier I capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	36,746	35,344
Tier 1 capital to average assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Amount	$ 40,370	$ 36,288
Total capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	10.00%	10.00%
Tier 1 capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	8.00%	8.00%
Common equity tier I capital to risk-weighted assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	6.50%	6.50%
Tier 1 capital to average assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Ratio	5.00%	5.00%